MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 4: MARKETABLE SECURITIES

As of the years ended December 31, 2012 and 2011, the Company held 150,000 and 150,000 shares of the common stock of Ecologic Transportation, Inc. with a fair value of $30,000 and $18,000, respectively. An unrealized gain of $12,000 was recorded for the year ended December 31, 2012. An unrealized loss of $3,000 was recorded for the years ended December 31, 2011.